Accounts Receivable, Net (Details) - Schedule of Changes of Allowance for Doubtful Accounts - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounts Receivable, Net (Details) - Schedule of Changes of Allowance for Doubtful Accounts [Line Items]
Beginning balance	$ 2,391,641	$ 2,197,396
Addition (reduction) of credit losses allowance	(865,015)	257,784
Write-off
Exchange difference	26,739	(63,539)
Ending balance	$ 1,553,365	$ 2,391,641